Other payables and accrued liabilities	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
Other payables and accrued liabilities

Note 7 – Other payables and accrued liabilities

Other payables and accrued liabilities consist of the following:

	December 31, 2020	December 31, 2019

Salary payables	$563,334	$606,056
Employee reimbursement and benefit payables	38,167	24,284
Professional fees payable	78,482	—
Other miscellaneous payables	7,719	14,250
Total other payables and accrued liabilities	$687,702	$644,590